Net Revenues by Service Lines (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	$ 283,137	[1]	$ 211,550	[1]	$ 148,066	[1]
Research and Development Outsourcing Services | Research & development services
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	141,251		124,181		90,581
Research and Development Outsourcing Services | Globalization & localization
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	7,312		6,060		5,118
IT Services | Enterprise solutions
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	25,236		19,725		14,429
IT Services | Application development & maintenance
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	75,543		43,825		26,373
IT Services | Quality assurance & testing
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	22,548		13,003		7,807
Other Solutions and Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	$ 11,247		$ 4,756		$ 3,758

[1]	Based on the countries in which the customers' headquarters are located. In determining the geographic information, customers under common control, such as subsidiary and its parent entity, are treated as a single customer.